Balance Sheets	Sep. 30, 2023 USD ($)
Current assets:
Cash	$ 7,452,934
Prepaid expenses and other current assets	1,920,482
Total current assets	9,373,416
Property and equipment, net of depreciation	152,362
Right-of-use asset, net of amortization	590,212
Security deposit	111,856
Total assets	10,227,846
Current liabilities:
Accounts payable and accrued expenses	5,138,952
Deferred grant income	54,306
Short-term lease liability	404,928
Total current liabilities	5,598,186
Long-term lease liability	189,766
Total liabilities	5,787,952
Stockholders' equity:
Preferred stock - $0.0001 par value; 10,000,000 shares authorized at September 30, 2023, and December 31, 2022; -0- shares issued and outstanding at September 30, 2023 and December 31, 2022
Common stock - $0.0001 par value, 290,000,000 shares authorized at September 30, 2023, and December 31, 2022; 10,687,724 and 648,862 shares issued and outstanding at September 30, 2023, and December 31, 2022, respectively	1,069
Additional paid-in capital	46,767,623
Accumulated deficit	(42,328,798)
Total stockholders' equity	4,439,894
Total liabilities and stockholders' equity	$ 10,227,846